Expense Example - Defiance DRAM Option Income ETF - Defiance DRAM Option Income ETF Class	Jul. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	$ 271